CUSTOMER DEPOSITS	12 Months Ended
Dec. 31, 2024
Disclosure of customer deposits [abstract]
CUSTOMER DEPOSITS

NOTE 20 – CUSTOMER DEPOSITS

20.1  Detail of the composition of the deposits

The following is the detail of the balances of the deposits received from Grupo Aval´s customer and subsidiaries in development of their deposit collection operations as of December 31, 2024 and 2023:

Detail	December 31, 2024		December 31, 2023

Demand
Checking accounts	Ps.	24,579,536	Ps.	23,809,859
Savings accounts		79,614,904		71,149,883
Other funds on demand		347,910		430,194
	Ps	104,542,350	Ps.	95,389,936

Term deposits
Fixed term deposit certificates (1)		96,329,827		86,597,460
Total deposits	Ps.	200,872,177	Ps.	181,987,396

Per currency
In Colombian Pesos	Ps.	168,771,838	Ps.	154,916,985
In foreign currency		32,100,339		27,070,411
Total per currency	Ps.	200,872,177	Ps.	181,987,396
(1)	The amount of term deposits due over 12 months as December 31, 2024 is Ps. 16,764,038 and December 31, 2023 is Ps. 19,732,877.

20.2 Detail of the effective interest rates

The following is a summary of the effective interest rates which are accrued on customer deposits is as follows:

December 31, 2024
	Deposits
	In Colombian Pesos		In foreign currency
	Rate		Rate
	Minimum	Maximum	Minimum	Maximum
	%	%	%	%
Interest-bearing checking accounts	0.17%	9.35%	0.03%	5.60%
Saving accounts	0.01%	13.78%	0.05%	5.00%
Fixed term deposit certificates	0.05%	23.52%	0.30%	9.00%

December 31, 2023
	Deposits
	In Colombian Pesos		In foreign currency
	Rate		Rate
	Minimum	Maximum	Minimum	Maximum
	%	%	%	%
Interest-bearing checking accounts	0.11%	13.40%	0.25%	5.30%
Saving accounts	0.01%	16.13%	0.25%	5.30%
Fixed term deposit certificates	0.05%	23.52%	0.45%	8.46%

20.3 Detail of the concentration of deposits received from customers per economic sector

	December 31, 2024			December 31, 2023
	Amount		%	Amount		%
Financial	Ps.	36,117,236	18.0%	Ps.	33,873,473	18.6%
Individuals		31,559,768	15.7%		27,986,764	15.4%
Government and Colombian Government entities		26,875,424	13.4%		25,696,069	14.1%
Financial and insurance activities		19,700,240	9.8%		21,194,553	11.6%
Services		19,280,845	9.6%		17,303,980	9.5%
Insurance		14,226,539	7.1%		10,619,085	5.8%
Commerce		12,680,110	6.3%		10,390,440	5.7%
Real Estate		3,418,132	1.7%		9,252,682	5.1%
Manufacturing		3,056,218	1.5%		3,753,556	2.1%
Education		1,793,395	0.9%		1,794,592	1.0%
Agriculture and livestock		1,556,711	0.8%		2,210,914	1.2%
Exploitation of mines and quarries		1,226,516	0.6%		1,071,957	0.6%
Foreign Governments		867,311	0.4%		269,659	0.1%
Colombian Municipalities		604,265	0.3%		635,410	0.3%
Artistic, entertainment and recreation activities		454,909	0.2%		316,956	0.2%
Transport		287,384	0.1%		1,523,858	0.8%
Telecommunications		217,656	0.1%		234,786	0.1%
Tourism		83,289	0.1%		86,661	0.1%
Other		26,866,229	13.4%		13,772,001	7.7%
Total	Ps.	200,872,177	100%	Ps.	181,987,396	100%